CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Expenses:
Research and development costs	$ 23,285,279	$ 17,306,001	$ 5,799,076
General and administrative expenses	11,798,910	9,940,557	5,502,214
Litigation settlement loss	2,700,000	0	0
Excess consideration	0	0	19,283,280
Total Operating Expenses	37,784,189	27,246,558	30,584,570
Loss from Operations	(37,784,189)	(27,246,558)	(30,584,570)
Other Income (Expenses):
Interest income	175,393	143,195	20,705
Changes in fair value of option and warrant liabilities - gains	2,581,473	8,733,350	11,408,231
Financing expense	0	0	(22,973,138)
Foreign currency exchange (losses) gains	(358,540)	272,985	(90,588)
Interest expense	0	0	(3,053,948)
Other expenses	(13,394)	(43,969)	(44,224)
Total Other Income (Expenses)	2,384,932	9,105,561	(14,732,962)
Net Loss	(35,399,257)	(18,140,997)	(45,317,532)
Other Comprehensive Income (Loss):
Foreign Currency Translation Adjustment	43,851	(436,577)	110,399
Comprehensive Loss	$ (35,355,406)	$ (18,577,574)	$ (45,207,133)
Loss per ordinary share (basic and diluted)	$ (0.03)	$ (0.02)	$ (0.05)
Weighted average ordinary shares (basic and diluted)	1,247,293,388	1,177,693,383	852,088,530